Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005543 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000005543 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005543 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005543 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005543 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005543 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000005543 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005543 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005543 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005543 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005543 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005543 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005543 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005543 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005543 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193182 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000193182 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000193182 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000193182 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193182 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193182 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000193182 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193182 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193182 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000193182 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193182 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193182 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193182 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193182 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193182 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%